Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2017		$ 170,000	$ 227,329,870	$ 4,596,132	$ 232,096,002
Shares Outstanding, Starting at Dec. 31, 2017		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	17,182,360	0
Other Comprehensive Income (Loss)		0	0	(9,111,999)	(8,319,976)
Total Comprehensive Income (Loss)		0	0	0	8,070,361
Cash Distributions Paid		$ 0	(2,796,641)	0	(2,796,641)
Shares Outstanding, Ending at Sep. 30, 2018		170,000
Equity Balance, Ending at Sep. 30, 2018		$ 170,000	240,923,566	(3,723,844)	237,369,722
Equity Balance, Starting at Jun. 30, 2018		$ 170,000	236,198,947	(40,280)	236,328,667
Shares Outstanding, Starting at Jun. 30, 2018		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	6,208,519	0
Other Comprehensive Income (Loss)		0	0	(3,683,564)	(3,683,564)
Total Comprehensive Income (Loss)		0	0	0	2,524,955
Cash Distributions Paid		$ 0	(1,483,900)	0	(1,483,900)
Shares Outstanding, Ending at Sep. 30, 2018		170,000
Equity Balance, Ending at Sep. 30, 2018		$ 170,000	240,923,566	(3,723,844)	237,369,722
Comprehensive Income (Loss):
Adjustment Resulting from the Adoption of Accounting Standard	[1]	0	(792,023)	792,023	0
Equity Balance, Starting at Dec. 31, 2018		$ 170,000	241,082,137	(391,979)	240,860,158
Shares Outstanding, Starting at Dec. 31, 2018		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	11,799,333	0
Other Comprehensive Income (Loss)		0	0	10,412,934	10,412,934
Total Comprehensive Income (Loss)		0	0	0	22,212,267
Cash Distributions Paid		$ 0	(2,696,082)	0	(2,696,082)
Shares Outstanding, Ending at Sep. 30, 2019		170,000
Equity Balance, Ending at Sep. 30, 2019		$ 170,000	250,185,388	10,020,955	260,376,343
Equity Balance, Starting at Jun. 30, 2019		$ 170,000	248,605,305	8,453,486	257,228,791
Shares Outstanding, Starting at Jun. 30, 2019		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	3,434,083	0
Other Comprehensive Income (Loss)		0	0	1,567,469	1,567,469
Total Comprehensive Income (Loss)		0	0	0	5,001,552
Cash Distributions Paid		$ 0	(1,854,000)	0	(1,854,000)
Shares Outstanding, Ending at Sep. 30, 2019		170,000
Equity Balance, Ending at Sep. 30, 2019		$ 170,000	$ 250,185,388	$ 10,020,955	$ 260,376,343

[1]	Note 1.